Note 5 - Securities (Details Textual) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Investments in Securities	$ 299,300	$ 167,940
Government of Canada Bond [Member]
Statement Line Items [Line Items]
Investments in Securities	163,700
Zero-coupon US Government treasury bills [member]
Statement Line Items [Line Items]
Investments in Securities	$ 135,600